Putnam
Growth
Opportunities
Fund

SEMIANNUAL REPORT
January 31, 1998

[LOGO: BOSTON * LONDON * TOKYO]


Fund highlights

* Putnam Growth Opportunities Fund's class A shares ranked 77 out of
  653 growth funds (top 12%) tracked by Lipper Analytical Services for the 2-year period ended January 31, 1998. For the 1-year period, the fund's class A shares ranked 254 out of 846 growth funds.*

   CONTENTS

 4 Report from Putnam Management

 9 Fund performance summary

12 Portfolio holdings

16 Financial statements

* Lipper rankings are based on total return performance, vary over time, and do not include the effects of sales charges. The fund's class B and class M shares were not ranked. Past performance is not indicative of future results.



From the Chairman

[GRAPHIC OMITTED: PHOTO OF GEORGE PUTNAM]

[copyright] Karsh, Ottawa

Dear Shareholder:

As Putnam Growth Opportunities Fund began its new fiscal year last July, both domestic and international equity markets were still strong overall but somewhat inverted, with old-line conservative stocks outpacing young upstarts. This turnabout had occurred as investors, growing increasingly cautious about the durability of the aging global bull market, sought refuge in quality. The situation was exacerbated when last fall's Asian currency crisis sent the world's stock markets reeling.

Your fund's focus on high-quality growth stocks helped it weather the ensuing turmoil. While positive, the young fund's semiannual results nevertheless might seem somewhat subdued when compared with results posted for prior reporting periods. Past performance, of course, should never be taken as assurance of future results; nevertheless, investors with a long-term perspective might find the fund's 12-month and lifetime results more appropriate gauges of its potential over time.

In the following report, your fund's managers discuss performance thus far in fiscal 1998 and comment on prospects for the second half.

Respectfully yours,

/S/GEORGE PUTNAM
Chairman of the Trustees
March 18, 1998



Report from the Fund Managers
Carol C. McMullen
Jeffrey R. Lindsey

When Putnam Growth Opportunities Fund began its new fiscal year six months ago, we realized that the record-breaking momentum of large-company stocks was unlikely to continue indefinitely. We noted in our last report, however, that your fund's strategy is to target companies that we believe will maintain rapid growth rates even in shifting market conditions. As it turns out, the first half of fiscal 1998 was dominated by "shifting market conditions."

During the six months ended January 31, 1998, investors' nerves were tested by turbulence throughout the world's markets, largely resulting from escalating problems in Asian economies. Despite this environment, your fund found strength in its investment strategy and the types of companies in which it invests. While many U.S. companies suffered stock price declines and earnings disappointments, many of your fund's holdings reported relatively strong sales and earnings that were uninterrupted by the Asian turmoil. Although the results for the six-month period fall somewhat short of the fund's more vibrant earlier results, it is important to note its stronger long-term returns. For complete performance information, please refer to the summary that begins on page 9.

* TECHNOLOGY SECTOR DAMPENED BY MARKET VOLATILITY

Technology stocks were among the hardest hit by the recent market turbulence, especially those of companies that provide their products to Asian markets. Even prior to the Asian crisis, however, the U.S. market was particularly unforgiving of the technology sector, and the stocks of companies with even the slightest shortfall in earnings were punished harshly. While this environment has been a challenging one, we were pleased with the performance of several technology holdings, including Microsoft Corp. and Computer Associates. When looking at the powerful and ubiquitous Microsoft, it may be hard to believe there remains potential for additional rapid growth. But Microsoft's strength lies in its ability to identify -- and dominate -- the growth phases of the future. A recent example is the company's role in integrating computer software with television and its purchase of WebTV Networks, Inc., which allows access to the World Wide Web using a television set.

Computer Associates, another stellar holding during the period, is a developer and marketer of computer software. The company has seen a skyrocketing demand for its products as a result of the successful adaptation of its mainframe software to the client/server environment.

Although we reduced the fund's overall technology holdings during the period, we added some companies whose low stock prices we believe represented compelling opportunities. Texas Instruments, a giant in the battered semiconductor industry, is a noteworthy example. While these holdings, along with others discussed in this report, were viewed favorably at the end of the fiscal period, all are subject to review and adjustment in accordance with the fund's investment strategy and may vary in the future.

* RETAIL STOCKS BOOSTED BY ECONOMIC CONDITIONS

Continued strength in the U.S. economy and relatively low exposure to the problems in Asia provided a significant boost for retail stocks during the period. The best performers in the portfolio were those of value-oriented companies such as Wal-Mart Stores and Home Depot. Wal-Mart operates a chain of discount department stores, including Sam's Club warehouse membership stores and Wal-Mart Supercenters, a supermarket/department store combination. In addition, the company recently acquired Wertkauf, a chain of one-stop shopping centers in Germany. Home Depot, one of the fastest-growing large retailers in the United States, has benefited from low interest rates, which have strengthened the housing market and are prompting new home construction, remodeling, and home repairs.

[GRAPHIC OMITTED: horizontal bar chart TOP INDUSTRY SECTORS]

TOP INDUSTRY SECTORS*

Pharmaceuticals and biotechnology                   14.0%

Retail                                              11.2%

Financial services                                   8.8%

Computer software                                    6.6%

Electronics and electrical equipment                 5.7%

Footnote reads:
*Based on net assets as of 1/31/98. Holdings will vary over time.

* NEW GROWTH POTENTIAL FROM CONSUMER FRANCHISES

Several recharged consumer franchises contributed to your fund's performance in the first half of fiscal 1998. The growth potential of CBS Corporation, for example, has increased significantly since the company separated from Westinghouse Electric and became a pure broadcasting business. CBS is now better poised to benefit from opportunities in the rapidly growing (and recently deregulated) broadcasting industry. Now that the Telecommunications Act of 1996 has loosened restrictions on cable, TV, and radio companies, CBS has been able to build its business by acquiring stations in several markets. The company is also working to improve its television programming and is launching new cable networks.

Entertainment giant Walt Disney Company, a new addition to the portfolio, also has impressive growth potential thanks to its constant introduction of creative new initiatives. For example, Disney's Animal Kingdom, the fourth major theme park at Walt Disney World Resort, will open in April. The park is almost five times the size of Disney's Magic Kingdom and will be the largest zoo in the world. The park will expand in phases through the end of the century. Another promising venture is the Disney Cruise Line, due later in 1998 and offering adult and family cruise ship vacations.

* PHARMACEUTICALS CONTINUE TO DELIVER

Pharmaceutical companies continued to represent a significant portion of the portfolio and maintained their status as growth powerhouses during the period. Two holdings worth noting are Warner-Lambert and Schering-Plough. During the period, we took advantage of a buying opportunity after Warner-Lambert stock faced a short-term setback. In December, the company announced that its new diabetes drug Rezulin would require stricter medical monitoring because of liver disorders in a small number of the drug's users. Glaxo Wellcome, marketer of the drug in Great Britain, suspended distribution temporarily and several Wall Street analysts lowered their earnings estimates for Warner-Lambert. When the stock price dropped more than 18% in one day, we bought additional shares. We believed investors may have overreacted to a short-term setback and that Warner-Lambert remained a fundamentally strong company with solid long-term growth potential. Our decision proved profitable; the price of Warner-Lambert stock has since reached an all-time high. In addition to Rezulin, Warner-Lambert has had great success with another innovative drug, Lipitor, a treatment to lower cholesterol.

[GRAPHIC OMITTED: TOP 10 HOLDINGS]

TOP 10 HOLDINGS

General Electric Co.
Electronics and electrical equipment

Microsoft Corp.
Computer software

Pfizer, Inc.
Pharmaceuticals

Warner-Lambert Co.
Pharmaceuticals

Schering-Plough Corp.
Pharmaceuticals

Bristol-Myers Squibb Co.
Pharmaceuticals

Procter & Gamble
Consumer products

Computer Associates International, Inc.
Computer software

Wal-Mart Stores, Inc.
Retail

The Home Depot, Inc.
Retail

Footnote reads:
These holdings represent 33.1% of the fund's net assets as of 1/31/98. Portfolio holdings will vary over time.

Schering-Plough, a new addition to the fund's pharmaceutical sector, has built a strong line of new products. The company is best known for Claritin, the world's number-one prescription antihistamine, but is also developing drugs for the treatment of hepatitis, brain tumors, and diabetes.

* CONTINUED FOCUS ON STOCK SELECTION

As the second half of the fiscal year begins, we are anticipating more volatility in world markets. We remain cautiously optimistic about the U.S. economy and are in hopes that it will serve as a pillar of strength by continuing to offer moderate growth, low inflation, and low interest rates. As always, we will continue to target the best large growth companies, seeking financially strong, well-established leaders with extraordinary growth potential.

The views expressed here are exclusively those of Putnam Management. They are not meant as investment advice. Although the described holdings were viewed favorably as of 1/31/98, there is no guarantee the fund will continue to hold these securities in the future. The fund's concentrated portfolio may add a measure of volatility to performance, as major fluctuations in any one holding will likely affect the fund more than a fund with greater diversification.


Performance summary

This section provides information about your fund's performance, which should always be considered in light of its investment strategy. Putnam Growth Opportunities Fund is designed for investors seeking capital appreciation by investing primarily in stocks of well-established, large-capitalization companies that Putnam believes will benefit from promising growth themes worldwide.

TOTAL RETURN FOR PERIODS ENDED 1/31/98

                                Class A         Class B        Class M
(inception date)               (10/2/95)        (8/1/97)       (8/1/97)
                              NAV     POP     NAV    CDSC     NAV     POP
------------------------------------------------------------------------------
6 months                      2.29%  -3.62%   2.07%  -2.93%   2.14%  -1.40%
------------------------------------------------------------------------------
1 year                       24.20   17.08   23.17   18.17   23.48   19.17
------------------------------------------------------------------------------
Life of fund                 80.98   70.55   77.13   74.13   78.05   71.87
Annual average               28.99   25.75   27.81   26.88   28.09   26.17
------------------------------------------------------------------------------

COMPARATIVE INDEX RETURNS FOR PERIODS ENDED 1/31/98

                                         Standard &     Russell
                          Standard &       Poor's        1000      Consumer
                            Poor's      Barra Growth    Growth       Price
                           500 Index       Index         Index       Index
------------------------------------------------------------------------------
6 months                     3.56%          4.97%        3.28%       0.69%
------------------------------------------------------------------------------
1 year                      26.91          30.88        25.58        1.57
------------------------------------------------------------------------------
Life of fund                76.59          84.78        74.09        5.48
Annual average              27.61          30.03        26.83        2.31
------------------------------------------------------------------------------
Returns for class A and class M shares reflect the current maximum initial sales charges of 5.75% and 3.50%, respectively. Class B share returns for the 1-year and life-of-fund periods reflect the applicable contingent deferred sales charge (CDSC), which is 5% in the first year, declines to 1% in the sixth year, and is eliminated thereafter. Returns shown for class B and class M shares for periods prior to their inception are derived from the historical performance of class A shares, adjusted to reflect both the initial sales charge or CDSC, if any, currently applicable to each class and, in the case of class B and class M shares, the higher operating expenses applicable to such shares. All returns assume reinvestment of distributions at NAV and represent past performance; they do not guarantee future results. Investment return and principal value will fluctuate so that an investor's shares when redeemed may be worth more or less than their original cost. An expense limitation was in effect during this performance period; without the limitation, total returns would have been lower.

PRICE AND DISTRIBUTION INFORMATION
6 months ended 1/31/98

                                 Class A      Class B      Class M
------------------------------------------------------------------------------
Distributions (number)              1            1             1
------------------------------------------------------------------------------
Income                               --           --           --
------------------------------------------------------------------------------
Capital gains
------------------------------------------------------------------------------
Long-term                        $0.013       $0.013       $0.013
------------------------------------------------------------------------------
Short-term                        0.012        0.012        0.012
------------------------------------------------------------------------------
  Total                          $0.025       $0.025       $0.025
------------------------------------------------------------------------------
Share value:                  NAV     POP      NAV      NAV      POP
------------------------------------------------------------------------------
                           $13.38  $14.20       --       --       --
------------------------------------------------------------------------------
                            13.66   14.49    13.62    13.63    14.12
------------------------------------------------------------------------------

TOTAL RETURN FOR PERIODS ENDED 12/31/97
(most recent calendar quarter)

                                 Class A         Class B         Class M
                               NAV     POP     NAV    CDSC     NAV     POP
------------------------------------------------------------------------------
6 months                      9.53%   3.20%   9.11%   4.11%   9.19%   5.41%
------------------------------------------------------------------------------
1 year                       30.03   22.54   28.89   23.89   29.11   24.55
------------------------------------------------------------------------------
Life of class                80.98   67.05   73.49   70.49   74.39   68.34
Annual average               28.99   25.62   27.75   26.76   28.04   26.05
------------------------------------------------------------------------------

All returns assume reinvestment of distributions at NAV and represent past performance; they do not guarantee future results. Investment return and principal value will fluctuate so that an investor's shares when redeemed may be worth more or less than their original cost. Please see the preceding page for the method of performance calculation.

TERMS AND DEFINITIONS

Total return shows how the value of the fund's shares changed over time, assuming you held the shares through the entire period and reinvested all distributions in the fund.

Class A shares are generally subject to an initial sales charge.

Class B shares may be subject to a sales charge upon redemption.

Class M shares have a lower initial sales charge and a higher 12b-1 fee than class A shares and no sales charge on redemption.

Net asset value (NAV) is the value of all your fund's assets, minus any liabilities, divided by the number of outstanding shares, not including any initial or contingent deferred sales charge.

Public offering price (POP) is the price of a mutual fund share plus the maximum sales charge levied at the time of purchase. POP performance figures shown here assume the maximum 5.75% sales charge for class A shares and 3.50% for class M shares.

Contingent deferred sales charge (CDSC) is a charge applied at the time of the redemption of class B shares and assumes redemption at the end of the period. Your fund's CDSC declines from a 5% maximum during the first year to 1% during the sixth year. After the sixth year, the CDSC no longer applies.

COMPARATIVE BENCHMARKS

Standard & Poor's 500 Index* is an unmanaged list of common stocks that is frequently used as a general measure of stock market performance.

Standard & Poor's Barra/Growth Index* is a capitalization-weighted index of all common stocks within the S&P 500 with high price-earnings ratios.

Russell 1000 Growth Index*+ The Russell 1000 Growth Index contains those Russell 1000 securities with a greater-than-average growth orientation. Companies in this index tend to exhibit higher price-to-book and price-earnings ratios, lower dividend yields and higher forecasted growth values than the Russell 1000 Value Index. (The Russell 1000 Index is composed of the 1000 largest companies in the Russell 3000 Index.)

Consumer Price Index (CPI) is a commonly used measure of inflation; it does not represent an investment return.

*Securities indexes assume reinvestment of all distributions and interest payments and do not take in account brokerage fees or taxes. Securities in the fund do not match those in the indexes and performance of the fund will differ. It is not possible to invest directly in an index.

+This index replaces the S&P Barra/Growth Index as the fund's benchmark, since Management believes it provides a better representation of the strategy of Putnam Growth Opportunities Fund.

Portfolio of investments owned
January 31, 1998 (Unaudited)


COMMON STOCKS (99.6%) *
NUMBER OF SHARES                                                                                       VALUE

Banks (0.5%)
------------------------------------------------------------------------------------------------------------
         25,900  First Union Corp.                                                            $    1,244,818

Broadcasting (2.4%)
------------------------------------------------------------------------------------------------------------
        181,500  CBS Corp.                                                                         5,433,656

Business Services (3.5%)
------------------------------------------------------------------------------------------------------------
        155,200  Cendant Corp. +                                                                   5,257,400
         62,700  Pitney Bowes, Inc.                                                                2,876,362
                                                                                              --------------
                                                                                                   8,133,762

Cable Television (1.5%)
------------------------------------------------------------------------------------------------------------
        126,800  Tele-Communications, Inc. Class A +                                               3,550,400

Computer Software (6.6%)
------------------------------------------------------------------------------------------------------------
        118,100  Computer Associates Intl., Inc.                                                   6,281,443
         57,600  Microsoft Corp. +                                                                 8,593,200
          6,600  PeopleSoft, Inc. +                                                                  231,000
                                                                                              --------------
                                                                                                  15,105,643

Computers (3.8%)
------------------------------------------------------------------------------------------------------------
        114,800  Compaq Computer Corp.                                                             3,451,175
        164,300  EMC Corp. +                                                                       5,350,018
                                                                                              --------------
                                                                                                   8,801,193

Consumer Products (4.1%)
------------------------------------------------------------------------------------------------------------
         39,400  Colgate-Palmolive Co.                                                             2,886,050
         83,100  Procter & Gamble Co.                                                              6,512,963
                                                                                              --------------
                                                                                                   9,399,013

Cosmetics (1.6%)
------------------------------------------------------------------------------------------------------------
         67,000  Estee Lauder Cos. Class A                                                         3,680,813

Electronics and Electrical Equipment (5.7%)
------------------------------------------------------------------------------------------------------------
        134,200  General Electric Co.                                                             10,400,500
         50,000  Illinois Tool Works, Inc.                                                         2,784,375
                                                                                              --------------
                                                                                                  13,184,875
Entertainment (4.5%)
------------------------------------------------------------------------------------------------------------
         41,400  Disney (Walt) Productions, Inc.                                                   4,411,687
         91,900  Time Warner, Inc.                                                                 5,898,831
                                                                                              --------------
                                                                                                  10,310,518

Environmental Control (1.0%)
------------------------------------------------------------------------------------------------------------
         63,100  USA Waste Services, Inc. +                                                        2,318,925

Financial Services (8.8%)
------------------------------------------------------------------------------------------------------------
         49,800  American Express Co.                                                              4,167,637
         38,000  Fannie Mae                                                                        2,346,500
        164,000  MBNA Corp.                                                                        5,094,250
         69,900  Morgan Stanley, Dean Witter, Discover and Co.                                     4,080,413
         93,400  Travelers Group Inc.                                                              4,623,300
                                                                                              --------------
                                                                                                  20,312,100

Food and Beverages (4.6%)
------------------------------------------------------------------------------------------------------------
        131,700  Coca-Cola Enterprises, Inc.                                                       4,197,938
        140,900  PepsiCo, Inc.                                                                     5,081,206
         24,700  Sara Lee Corp.                                                                    1,347,694
                                                                                              --------------
                                                                                                  10,626,838

Health Care Information Systems (1.9%)
------------------------------------------------------------------------------------------------------------
         83,900  HBO & Co.                                                                         4,389,019

Health Care Services (3.3%)
------------------------------------------------------------------------------------------------------------
         55,500  Cardinal Health, Inc.                                                             4,297,781
        144,400  HEALTHSOUTH Corp. +                                                               3,239,975
                                                                                              --------------
                                                                                                   7,537,756

Insurance (1.4%)
------------------------------------------------------------------------------------------------------------
         30,000  American International Group, Inc.                                                3,309,375

Lodging (2.0%)
------------------------------------------------------------------------------------------------------------
         65,600  Marriott International, Inc.                                                      4,534,600

Medical Supplies and Devices (4.1%)
------------------------------------------------------------------------------------------------------------
         68,100  Medtronic, Inc.                                                                   3,477,356
        131,900  Tyco International Ltd.                                                           5,853,063
                                                                                              --------------
                                                                                                   9,330,419

Networking Equipment (2.4%)
------------------------------------------------------------------------------------------------------------
         88,950  Cisco Systems, Inc. +                                                             5,609,409

Oil and Gas (1.1%)
------------------------------------------------------------------------------------------------------------
         14,800  Halliburton Co.                                                                     665,075
         25,800  Schlumberger Ltd.                                                                 1,901,138
                                                                                              --------------
                                                                                                   2,566,213

Pharmaceuticals and Biotechnology (14.0%)
------------------------------------------------------------------------------------------------------------
         75,400  Bristol-Myers Squibb Co.                                                          7,516,438
        103,000  Pfizer, Inc.                                                                      8,439,562
        110,200  Schering-Plough Corp.                                                             7,975,725
         54,500  Warner-Lambert Co.                                                                8,202,250
                                                                                              --------------
                                                                                                  32,133,975

REIT's (Real Estate Investment Trust) (0.8%)
------------------------------------------------------------------------------------------------------------
         34,700  Starwood Lodging Trust                                                            1,886,813

Retail (11.2%)
------------------------------------------------------------------------------------------------------------
         81,100  Costco Companies, Inc. +                                                          3,517,713
         87,400  CVS Corp.                                                                         5,730,163
        101,700  Home Depot, Inc. (The)                                                            6,133,781
         68,000  Rite Aid Corp.                                                                    4,245,750
        156,200  Wal-Mart Stores, Inc.                                                             6,228,475
                                                                                              --------------
                                                                                                  25,855,882

Semiconductors (1.8%)
------------------------------------------------------------------------------------------------------------
         77,800  Texas Instruments, Inc.                                                           4,249,825

Telecommunication Equipment (1.2%)
------------------------------------------------------------------------------------------------------------
         59,800  Northern Telecom Ltd. (Canada)                                                    2,698,475

Telephone Services (3.5%)
------------------------------------------------------------------------------------------------------------
         54,900  American Telephone & Telegraph Co.                                                3,438,113
         77,700  Sprint Corp.                                                                      4,613,438
                                                                                              --------------
                                                                                                   8,051,551

Wireless Communications (2.3%)
------------------------------------------------------------------------------------------------------------
        118,100  AirTouch Communications, Inc. +                                                   5,181,637
                                                                                              --------------
                 Total Common Stocks  (cost $215,076,906)                                     $  229,437,503

SHORT-TERM INVESTMENTS (1.2%) * (cost $2,791,864)
PRINCIPAL AMOUNT                                                                                       VALUE
------------------------------------------------------------------------------------------------------------
    $2,791,000   Interest in $363,996,000 joint repurchase agreement
                   dated January 30, 1998 with Morgan Stanley Group Inc.
                   due February 2, 1998 with respect to various U.S. Treasury obligations -- maturity value of $2,792,295 for an
                   effective yield of 5.57%                                                     $  2,791,864
------------------------------------------------------------------------------------------------------------
                 Total Investments (cost $217,868,770) ***                                      $232,229,367
------------------------------------------------------------------------------------------------------------

  * Percentages indicated are based on net assets of $230,346,537.

*** The aggregate identified cost on a tax basis is $217,869,629, resulting in gross unrealized appreciation and depreciation of $17,113,946 and $2,754,208, respectively, or net unrealized appreciation of $14,359,738.

  + Non-income-producing security.

The accompanying notes are an integral part of these financial statements.





Statement of assets and liabilities
January 31, 1998 (Unaudited)

Assets
---------------------------------------------------------------------------------------------------
Investments in securities, at value
(identified cost $217,868,770) (Note 1)                                                $232,229,367
---------------------------------------------------------------------------------------------------
Cash                                                                                        315,403
---------------------------------------------------------------------------------------------------
Dividends receivable                                                                         95,304
---------------------------------------------------------------------------------------------------
Receivable for shares of the fund sold                                                    3,336,216
---------------------------------------------------------------------------------------------------
Receivable for securities sold                                                            5,027,348
---------------------------------------------------------------------------------------------------
Unamortized organization expenses (Note 1)                                                    4,983
---------------------------------------------------------------------------------------------------
Total assets                                                                            241,008,621

Liabilities
---------------------------------------------------------------------------------------------------
Payable for securities purchased                                                          9,965,151
---------------------------------------------------------------------------------------------------
Payable for shares of the fund repurchased                                                  175,900
---------------------------------------------------------------------------------------------------
Payable for compensation of Manager (Note 2)                                                264,143
---------------------------------------------------------------------------------------------------
Payable for investor servicing and custodian fees (Note 2)                                   50,122
---------------------------------------------------------------------------------------------------
Payable for compensation of  Trustees (Note 2)                                                1,622
---------------------------------------------------------------------------------------------------
Payable for administrative services (Note 2)                                                    583
---------------------------------------------------------------------------------------------------
Payable for distribution fees (Note 2)                                                      101,883
---------------------------------------------------------------------------------------------------
Payable for organization expenses (Note 1)                                                    8,843
---------------------------------------------------------------------------------------------------
Other accrued expenses                                                                       93,837
---------------------------------------------------------------------------------------------------
Total liabilities                                                                        10,662,084
---------------------------------------------------------------------------------------------------
Net assets                                                                             $230,346,537

Represented by
---------------------------------------------------------------------------------------------------
Paid-in capital (Notes 1 and 4)                                                        $220,148,985
---------------------------------------------------------------------------------------------------
Accumulated net investment loss (Note 1)                                                   (343,081)
---------------------------------------------------------------------------------------------------
Accumulated net realized loss on investments (Note 1)                                    (3,819,964)
---------------------------------------------------------------------------------------------------
Net unrealized appreciation of investments                                               14,360,597
---------------------------------------------------------------------------------------------------
Total -- Representing net assets applicable to
capital shares outstanding                                                             $230,346,537

Computation of net asset value and offering price
---------------------------------------------------------------------------------------------------
Net asset value and redemption price per class A share
($110,589,156 divided by 8,093,897 shares)                                                   $13.66
---------------------------------------------------------------------------------------------------
Offering price per class A share (100/94.25 of $13.66)*                                      $14.49
---------------------------------------------------------------------------------------------------
Net asset value and offering price per class B share
($109,528,573 divided by 8,044,222 shares)**                                                 $13.62
---------------------------------------------------------------------------------------------------
Net asset value and redemption price per class M share
($10,228,808 divided by 750,402 shares)                                                      $13.63
---------------------------------------------------------------------------------------------------
Offering price per class M share (100/96.50 of $13.63)*                                      $14.12
---------------------------------------------------------------------------------------------------
 * On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.
** Redemption price per share is equal to net asset value less any contingent deferred sales charge.

The accompanying notes are an integral part of these financial statements.





Statement of operations
Six months ended January 31,1998 (Unaudited)

Investment income:
--------------------------------------------------------------------------------------------------
Dividends (net of foreign tax of $2,526)                                               $   450,250
--------------------------------------------------------------------------------------------------
Interest                                                                                    96,905
--------------------------------------------------------------------------------------------------
Total investment income                                                                    547,155

Expenses:
--------------------------------------------------------------------------------------------------
Compensation of Manager (Note 2)                                                           418,842
--------------------------------------------------------------------------------------------------
Investor servicing and custodian fees (Note 2)                                             208,674
--------------------------------------------------------------------------------------------------
Compensation of  Trustees (Note 2)                                                           2,718
--------------------------------------------------------------------------------------------------
Administrative services (Note 2)                                                             3,510
--------------------------------------------------------------------------------------------------
Distribution fees -- Class A (Note 2)                                                       73,112
--------------------------------------------------------------------------------------------------
Distribution fees -- Class B (Note 2)                                                      266,565
--------------------------------------------------------------------------------------------------
Distribution fees -- Class M (Note 2)                                                       21,086
--------------------------------------------------------------------------------------------------
Amortization of organization expenses (Note 1)                                                 626
--------------------------------------------------------------------------------------------------
Reports to shareholders                                                                     21,290
--------------------------------------------------------------------------------------------------
Registration fees                                                                           65,557
--------------------------------------------------------------------------------------------------
Auditing                                                                                    15,370
--------------------------------------------------------------------------------------------------
Legal                                                                                        2,553
--------------------------------------------------------------------------------------------------
Postage                                                                                      4,799
--------------------------------------------------------------------------------------------------
Other                                                                                        5,590
--------------------------------------------------------------------------------------------------
Fees waived by Manager (Note 2)                                                           (150,558)
--------------------------------------------------------------------------------------------------
Total expenses                                                                             959,734
--------------------------------------------------------------------------------------------------
Expense reduction (Note 2)                                                                 (69,498)
--------------------------------------------------------------------------------------------------
Net expenses                                                                               890,236
--------------------------------------------------------------------------------------------------
Net investment loss                                                                       (343,081)
--------------------------------------------------------------------------------------------------
Net realized loss on investments (Notes 1 and 3)                                        (3,808,295)
--------------------------------------------------------------------------------------------------
Net unrealized appreciation of investments during the period                            13,117,617
--------------------------------------------------------------------------------------------------
Net gain on investments                                                                  9,309,322
--------------------------------------------------------------------------------------------------
Net increase in net assets resulting from operations                                   $ 8,966,241
--------------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.





Statement of changes in net assets

                                                                                   Six months ended         Year ended
                                                                                         January 31            July 31
                                                                                               1998*              1997
----------------------------------------------------------------------------------------------------------------------

Increase in net assets
----------------------------------------------------------------------------------------------------------------------
Operations:
----------------------------------------------------------------------------------------------------------------------
Net investment income (loss)                                                          $   (343,081)         $    7,012
----------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on investments                                                  (3,808,295)           410,793
----------------------------------------------------------------------------------------------------------------------
Net unrealized appreciation of investments                                               13,117,617          1,080,288
----------------------------------------------------------------------------------------------------------------------
Net increase in net assets resulting from operations                                      8,966,241          1,498,093
----------------------------------------------------------------------------------------------------------------------
Distributions to shareholders:
----------------------------------------------------------------------------------------------------------------------
  From net investment income
    Class A                                                                                      --             (9,336)
----------------------------------------------------------------------------------------------------------------------
    Class B                                                                                      --                 --
----------------------------------------------------------------------------------------------------------------------
    Class M                                                                                      --                 --
----------------------------------------------------------------------------------------------------------------------
  From net realized gain on investments
    Class A                                                                                (169,801)          (317,426)
----------------------------------------------------------------------------------------------------------------------
    Class B                                                                                (163,947)                --
----------------------------------------------------------------------------------------------------------------------
    Class M                                                                                 (15,005)                --
----------------------------------------------------------------------------------------------------------------------
Increase from capital share transactions (Note 4)                                       216,343,952          1,567,224
----------------------------------------------------------------------------------------------------------------------
Total increase in net assets                                                            224,961,440          2,738,555

Net assets
----------------------------------------------------------------------------------------------------------------------
Beginning of period                                                                       5,385,097          2,646,542
----------------------------------------------------------------------------------------------------------------------
End of period (including accumulated net investment loss
of $343,081 and $--, respectively)                                                     $230,346,537         $5,385,097
----------------------------------------------------------------------------------------------------------------------
* Unaudited

The accompanying notes are an integral part of these financial statements.





Financial highlights
(For a share outstanding throughout the period)

CLASS A
---------------------------------------------------------------------------------------------------------------------------
                                                                        Six months
                                                                             ended             Year   For the period
Per-share                                                               January 31            ended     Oct. 2, 1995+
operating performance                                                   (Unaudited)         July 31       to July 31
---------------------------------------------------------------------------------------------------------------------------
                                                                              1998             1997             1996
---------------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                                                         $13.38           $10.15            $8.50
---------------------------------------------------------------------------------------------------------------------------
Investment operations
---------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)                                                  (.01)(a)(d)       .03(a)           .03(a)
---------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain on investments                                                            .32             4.43             1.67
---------------------------------------------------------------------------------------------------------------------------
Total from
investment operations                                                          .31             4.46             1.70
---------------------------------------------------------------------------------------------------------------------------
Less distributions:
---------------------------------------------------------------------------------------------------------------------------
From net
investment income                                                               --             (.04)            (.04)
---------------------------------------------------------------------------------------------------------------------------
From net realized gain
on investments                                                                (.03)           (1.19)            (.01)
---------------------------------------------------------------------------------------------------------------------------
Total distributions                                                           (.03)           (1.23)            (.05)
---------------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                                                               $13.66           $13.38           $10.15
---------------------------------------------------------------------------------------------------------------------------

Ratios and supplemental data
---------------------------------------------------------------------------------------------------------------------------
Total investment return
at net asset value (%)(b)                                                     2.29*           47.34            20.08*
--------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                                                            $110,589           $5,385           $2,647
---------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(c)                                                      .63*(a)         1.05(a)           .89*(a)
---------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income
to average net assets (%)                                                     (.11)*(a)         .20(a)           .30*(a)
---------------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                                                       47.81*          145.10           151.15*
---------------------------------------------------------------------------------------------------------------------------
Average commission
rate paid                                                                   $.0353           $.0463           $.0414
---------------------------------------------------------------------------------------------------------------------------

  + Commencement of operations.

  * Not annualized

(a) Reflects an expense limitation in effect during the period ( Note 2). As a result of such limitation, expenses of the fund reflect a reduction of $0.01  per share for class A, B and M, respectively for the period January 31, 1998 and $0.11 per share for the period ended July 31, 1997 and July 31, 1996 respectively.

(b) Total investment return assumes dividend reinvestment and does not reflect the effect of sales charges.

(c) Includes amounts paid through expense offset arrangements (Note 2).

(d) Per share net investment loss has been determined on the basis of the weighted average number of shares outstanding during the period.




Financial highlights
(For a share outstanding throughout the period)

CLASS B
-------------------------------------------------------------------------------------------------------------------
                                                                                              For the period
                                                                                              August 1, 1997+
Per-share                                                                                      to January 31
operating performance                                                                             (Unaudited)
-------------------------------------------------------------------------------------------------------------------
                                                                                                        1998
-------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                                                                                   $13.38
-------------------------------------------------------------------------------------------------------------------
Investment operations
-------------------------------------------------------------------------------------------------------------------
Net investment income (loss)                                                                            (.06)(a)(d)
-------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain on investments                                                                                      .33
-------------------------------------------------------------------------------------------------------------------
Total from
investment operations                                                                                    .27
-------------------------------------------------------------------------------------------------------------------
Less distributions:
-------------------------------------------------------------------------------------------------------------------
From net
investment income                                                                                         --
-------------------------------------------------------------------------------------------------------------------
From net realized gain
on investments                                                                                          (.03)
-------------------------------------------------------------------------------------------------------------------
Total distributions                                                                                     (.03)
-------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                                                                                         $13.62
-------------------------------------------------------------------------------------------------------------------
Ratios and supplemental data
-------------------------------------------------------------------------------------------------------------------
Total investment return
at net asset value (%)(b)                                                                               2.07*
-------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                                                                                      $109,529
-------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(c)                                                                               1.00*(a)
-------------------------------------------------------------------------------------------------------------------
Ratio of net investment (loss)
to average net assets (%)                                                                               (.49)*(a)
-------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                                                                                 47.81*
-------------------------------------------------------------------------------------------------------------------
Average commission
rate paid                                                                                             $.0353
-------------------------------------------------------------------------------------------------------------------

  + Commencement of operations.

  * Not annualized

(a) Reflects an expense limitation in effect during the period (Note 2). As a result of such limitation, expenses of the fund reflect a reduction of $0.01  per share for class A, B and M, respectively for the period January 31, 1998 and $0.11 per share for the period ended July 31, 1997 and July 31, 1996 respectively.

(b) Total investment return assumes dividend reinvestment and does not reflect the effect of sales charges.

(c) Includes amounts paid through expense offset arrangements (Note 2).

(d) Per share net investment loss has been determined on the basis of the weighted average number of shares outstanding during the period.




Financial highlights
(For a share outstanding throughout the period)

CLASS M
----------------------------------------------------------------------------------------------------------------
                                                                                           For the period
                                                                                           August 1, 1997+
Per-share                                                                                   to January 31
operating performance                                                                          (Unaudited)
----------------------------------------------------------------------------------------------------------------
                                                                                                     1998
----------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                                                                                $13.38
----------------------------------------------------------------------------------------------------------------
Investment operations
----------------------------------------------------------------------------------------------------------------
Net investment loss                                                                                  (.05)(a)(d)
----------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain on investments                                                                                   .33
----------------------------------------------------------------------------------------------------------------
Total from
investment operations                                                                                 .28
----------------------------------------------------------------------------------------------------------------
Less distributions:
----------------------------------------------------------------------------------------------------------------
From net
investment income                                                                                      --
----------------------------------------------------------------------------------------------------------------
From net realized gain
on investments                                                                                       (.03)
----------------------------------------------------------------------------------------------------------------
Total distributions                                                                                  (.03)
----------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                                                                                      $13.63
----------------------------------------------------------------------------------------------------------------
Ratios and supplemental data
----------------------------------------------------------------------------------------------------------------
Total investment return
at net asset value (%)(b)                                                                            2.14*
----------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                                                                                    $10,229
----------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(c)                                                                             .88*(a)
----------------------------------------------------------------------------------------------------------------
Ratio of net investment income
to average net assets (%)                                                                            (.36)*(a)
----------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                                                                              47.81*
----------------------------------------------------------------------------------------------------------------
Average commission
rate paid                                                                                          $.0353
----------------------------------------------------------------------------------------------------------------

  + Commencement of operations.

  * Not annualized

(a) Reflects an expense limitation in effect during the period (Note 2). As a result of such limitation, expenses of the fund reflect a reduction of $0.01  per share for class A, B and M, respectively for the period January 31, 1998 and $0.11 per share for the period ended July 31, 1997 and July 31, 1996 respectively.

(b) Total investment return assumes dividend reinvestment and does not reflect the effect of sales charges.

(c) Includes amounts paid through expense offset arrangements (Note 2).

(d) Per share net investment loss has been determined on the basis of the weighted average number of shares outstanding during the period.




Notes to financial statements
January 31, 1998 (Unaudited)

Note 1
Significant accounting policies

Putnam Growth Opportunities Fund (the "fund") is one of a series of Putnam Investment Funds (the "trust") which is registered under the Investment Company Act of 1940, as amended, as a diversified open-end management investment company. The fund seeks capital appreciation by investing primarily in stocks of well-established, large-capitalization companies that Putnam Investment Management, Inc. ("Putnam Management"), the fund's manager, a wholly-owned subsidiary of Putnam Investments, Inc. believes will benefit from major long-term economic trends, business conditions, and/or consumer behavior.

The fund offers class A, class B and class M shares. Class B and Class M shares commenced operations on August 1, 1997. Class A shares are sold with a maximum front-end sales charge of 5.75%. Class B shares, which convert to class A shares after approximately eight years, do not pay a front-end sales charge, but pay a higher ongoing distribution fee than class A shares, and are subject to a contingent deferred sales charge, if those shares are redeemed within six years of purchase. Class M shares are sold with a maximum front-end sales charge of 3.50% and pay an ongoing distribution fee that is lower than class B shares and higher than class A shares.

Expenses of the fund are borne pro-rata by the holders of each class of shares, except that each class bears expenses unique to that class (including the distribution fees applicable to such class). Each class votes as a class only with respect to its own distribution plan or other matters on which a class vote is required by law or determined by the Trustees. Shares of each class would receive their pro-rata share of the net assets of the fund, if the fund were liquidated. In addition, the Trustees declare separate dividends on each class of shares.

The following is a summary of significant accounting policies consistently followed by the fund in the preparation of its financial statements. The preparation of financial statements is in conformity with generally accepted accounting principles and requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities. Actual results could differ from those estimates.

A) Security valuation Investments for which market quotations are readily available are stated at market value, which is determined using the last reported sale price, or, if no sales are reported -- as in the case of some securities traded over-the-counter -- the last reported bid price. Short-term investments having remaining maturities of 60 days or less are stated at amortized cost, which approximates market value, and other investments are stated at fair value following procedures approved by the Trustees.

B) Joint trading account Pursuant to an exemptive order issued by the Securities and Exchange Commission, the fund may transfer uninvested cash balances into a joint trading account along with the cash of other registered investment companies and certain other accounts managed by Putnam Management. These balances may be invested in one or more repurchase agreements and/or short-term money market instruments.

C) Repurchase agreements The fund, or any joint trading account, through its custodian, receives delivery of the underlying securities, the market value of which at the time of purchase is required to be in an amount at least equal to the resale price, including accrued interest. Putnam Management is responsible for determining that the value of these underlying securities is at all times at least equal to the resale price, including accrued interest.

D) Security transactions and related investment income Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date except that certain dividends from foreign securities are recorded as soon as the fund is informed of the ex-dividend date.

E) Line of credit The fund has entered into a committed line of credit with certain banks. This line of credit agreement includes restrictions that the fund maintain an asset coverage ratio of at least 300% and borrowings must not exceed prospectus limitations. For the period ended January 31, 1998, the fund had no borrowings against the line of credit.

F) Federal taxes It is the policy of the fund to distribute all of its taxable income within the prescribed time and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. It is also the intention of the fund to distribute an amount sufficient to avoid imposition of any excise tax under Section 4982 of the Internal Revenue Code of 1986, as amended. Therefore, no provision has been made for federal taxes on income, capital gains or unrealized appreciation on securities held nor for excise tax on income and capital gains.

G) Distributions to shareholders Distributions to shareholders from net investment income are recorded by the fund on the ex-dividend date. Capital gain distributions, if any, are recorded on the ex-dividend date and paid at least annually. The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. Reclassifications are made to the fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations.

H) Expenses of the trust Expenses directly charged or attributable to any fund will be paid from the assets of that fund. Generally, expenses of the trust will be allocated among and charged to the assets of each fund on a basis that the Trustees deem fair and equitable, which may be based on the relative assets of each fund or the nature of the services performed and relative applicability to each fund.

I) Unamortized organization expenses Expenses incurred by the fund in connection with its organization, its registration with the Securities and Exchange Commission and with various states and the initial public offering of its shares were $8,843. These expenses are being amortized on projected net asset levels over a five-year period. The fund will reimburse Putnam Management for the payment of these expenses.

Note 2
Management fee, administrative
services, and other transactions

Compensation of Putnam Management, for management and investment advisory services is paid quarterly based on the average net assets of the fund. Such fee is based on the following annual rates: 0.70% of the first $500 million of average net assets, 0.60% of the next $500 million, 0.55% of the next $500 million, 0.50% of the next $5 billion, 0.475% of the next $5 billion, 0.455% of the next $5 billion, 0.44% of the next $5 billion, and 0.43% thereafter.

Putnam Management has agreed to limit its compensation (and, to the extent necessary, bear other expenses) through July 31, 1998, to the extent that expenses of the fund (exclusive of brokerage commissions, interest, taxes, deferred organizational and extraordinary expense, credits from Putnam Fiduciary Trust Company (PFTC), a subsidiary of Putnam Investments, Inc. and payments under the Trust's distribution plan) would exceed an annual rate of 1.00% of the fund's average net assets.

The fund reimburses Putnam Management an allocated amount for the compensation and related expenses of certain officers of the fund and their staff who provide administrative services to the fund. The aggregate amount of all such reimbursements is determined annually by the Trustees.

Custodial functions for the fund's assets are provided by PFTC. Investor servicing agent functions are provided by Putnam Investor Services, a division of PFTC.

For the six months ended January 31, 1998, fund expenses were reduced by $69,498 under expense offset arrangements with PFTC. Investor servicing and custodian fees reported in the Statement of operations exclude these credits. The fund could have invested a portion of the assets utilized in connection with the expense offset arrangements in an income producing asset if it had not entered into such arrangements.

Each Trustee of the fund receives an annual Trustee fee, of which $650 has been allocated to the fund, and an additional fee for each Trustee's meeting attended. Trustees who are not interested persons of Putnam Management and who serve on committees of the Trustees receive additional fees for attendance at certain committee meetings.

The fund has adopted a Trustee Fee Deferral Plan (the "Deferral Plan") which allows the Trustees to defer the receipt of all or a portion of Trustees Fees payable on or after July 1, 1995. The deferred fees remain in the fund and are invested in certain Putnam funds until distribution in accordance with the Deferral Plan.

The fund has adopted an unfunded noncontributory defined benefit pension plan (the "Pension Plan") covering all Trustees of the fund who have served as Trustee for at least five years. Benefits under the Pension Plan are equal to 50% of the Trustee's average total retainer and meeting fees for the three years preceding retirement. Pension expense for the fund is included in Compensation of Trustees in the Statement of operations. Accrued pension liability is included in Payable for compensation of Trustees in the Statement of assets and liabilities.

The fund has adopted distribution plans (the "Plans") with respect to its class A, class B and class M shares pursuant to Rule 12b-1 under the Investment Company Act of 1940. The purpose of the Plans is to compensate Putnam Mutual Funds Corp., a wholly-owned subsidiary of Putnam Investments Inc., for services provided and expenses incurred by it in distributing shares of the fund. The Plans provide for payments by the fund to Putnam Mutual Funds Corp. at an annual rate up to 0.35%, 1.00%, and 1.00% of the average net assets attributable to class A, class B, and class M shares, respectively. The Trustees currently limit payment by the fund to an annual rate of 0.25%, 1.00% and 0.75% of the average net assets attributable to class A, class B and class M shares respectively.

For the six months ended January 31, 1998, Putnam Mutual Funds Corp., acting as underwriter received net commissions of $539,167 and $31,145 from the sale of class A and class M shares, respectively and received $28,344 in contingent deferred sales charges from redemptions of class B shares. A deferred sales charge of up to 1% is assessed on certain redemptions of class A shares. For the six months ended January 31, 1998, Putnam Mutual Funds Corp., acting as underwriter received $297 on class A redemptions.

Note 3
Purchase and sales of securities

During the six months ended January 31, 1998, purchases and sales of investment securities other than short-term investments aggregated $270,907,549 and $56,058,128, respectively. There were no purchases and sales of U.S. government obligations. In determining the net gain or loss on securities sold, the cost of securities has been determined on the identified cost basis.

Note 4
Capital shares

At January 31, 1998, there was an unlimited number of shares of beneficial interest authorized. Transactions in capital shares were as follows:

                                         Six months ended
                                         January 31, 1998
------------------------------------------------------------
Class A                              Shares           Amount
------------------------------------------------------------
Shares sold                       8,810,028     $115,601,096
------------------------------------------------------------
Shares issued
in connection
with reinvestment
of distribution                      12,801          164,367
------------------------------------------------------------
                                  8,822,829      115,765,463

Shares
repurchased                      (1,131,497)     (14,818,680)
------------------------------------------------------------
Net increase                      7,691,332     $100,946,783
------------------------------------------------------------

                                            Year ended
                                          July 31, 1997
------------------------------------------------------------
Class A                              Shares           Amount
------------------------------------------------------------
Shares sold                         116,963       $1,315,416
------------------------------------------------------------
Shares issued
in connection
with reinvestment
of distribution                      31,358          326,433
------------------------------------------------------------
                                    148,321        1,641,849

Shares
repurchased                          (6,623)         (74,625)
------------------------------------------------------------
Net increase                        141,698       $1,567,224
------------------------------------------------------------

                                          For the period
                                          August 1, 1997
                                         (commencement of
                                          operations) to
                                         January 31, 1998
------------------------------------------------------------
Class B                             Shares            Amount
------------------------------------------------------------
Shares sold                       8,911,689     $116,940,896
------------------------------------------------------------
Shares issued
in connection
with reinvestment
of distribution                      12,261          156,937
------------------------------------------------------------
                                  8,923,950      117,097,833

Shares
repurchased                        (879,728)     (11,538,503)
------------------------------------------------------------
Net increase                      8,044,222     $105,559,330
------------------------------------------------------------

                                          For the period
                                          August 1, 1997
                                        (commencement of
                                         operations) to
                                        January 31, 1998
------------------------------------------------------------
Class M                             Shares            Amount
------------------------------------------------------------
Shares sold                         805,933      $10,578,484
------------------------------------------------------------
Shares issued
in connection
with reinvestment
of distribution                       1,156           14,812
------------------------------------------------------------
                                    807,089       10,593,296

Shares
repurchased                         (56,687)        (755,457)
------------------------------------------------------------
Net increase                        750,402       $9,837,839
------------------------------------------------------------


Fund information

INVESTMENT MANAGER

Putnam Investment
Management, Inc.
One Post Office Square
Boston, MA 02109

MARKETING SERVICES

Putnam Mutual Funds Corp.
One Post Office Square
Boston, MA 02109

CUSTODIAN

Putnam Fiduciary Trust Company

LEGAL COUNSEL

Ropes & Gray

TRUSTEES

George Putnam, Chairman
William F. Pounds, Vice Chairman
Jameson Adkins Baxter
Hans H. Estin
John A. Hill
Ronald J. Jackson
Paul L. Joskow
Elizabeth T. Kennan
Lawrence J. Lasser
John H. Mullin III
Robert E. Patterson
Donald S. Perkins
George Putnam, III
A.J.C. Smith
W. Thomas Stephens
W. Nicholas Thorndike

OFFICERS

George Putnam
President

Charles E. Porter
Executive Vice President

Patricia C. Flaherty
Senior Vice President

John D. Hughes
Senior Vice President and Treasurer

Lawrence J. Lasser
Vice President

Gordon H. Silver
Vice President

Ian C. Ferguson
Vice President

Brett C. Browchuk
Vice President

John J. Morgan, Jr.
Vice President

Carol C. McMullen
Vice President and Fund Manager

Jeffrey R. Lindsey
Vice President and Fund Manager

William N. Shiebler
Vice President

John R. Verani
Vice President

Beverly Marcus
Clerk and Assistant Treasurer

This report is for the information of shareholders of Putnam Growth Opportunities Fund. It may also be used as sales literature when preceded or accompanied by the current prospectus, which gives details of sales charges, investment objectives, and operating policies of the fund, and the most recent copy of Putnam's Quarterly Performance Summary. For more information or to request a prospectus, call toll free: 1-800-225-1581. You can also learn more at Putnam Investments' website: http://www.putnaminv.com.

Shares of mutual funds are not deposits or obligations of, or guaranteed or endorsed by, any financial institution; are not insured by the Federal Deposit Insurance Corporation (FDIC), the Federal Reserve Board, or any other agency; and involve risk, including the possible loss of the principal amount invested.

[LOGO OMITTED]

PUTNAM INVESTMENTS

The Putnam Funds
One Post Office Square
Boston, Massachusetts 02109

--------------------
Bulk Rate
U.S. Postage
PAID
Putnam
Investments
--------------------

SA061 40529-2AP   3/98